Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 12,592	¥ 15,750
Fair value	91	164
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	9,191	9,201
Fair value	53	59
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	3,402	6,549
Fair value	38	106
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	14,499	18,097
Fair value	¥ (19)	¥ (129)